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                      MERRILL LYNCH LIFE INSURANCE COMPANY
              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                        SUPPLEMENT DATED AUGUST 24, 2005
                                     TO THE
                                PROSPECTUSES FOR
                        PRIME PLAN V (DATED MAY 1, 2005)


This supplement updates the Prospectus for Prime Plan V issued by Merrill Lynch Life Insurance Company ("MLLIC"). Please retain this supplement with your Prospectus for your reference.

Effective August 4, 2005, the AllianceBernstein Large Cap Growth Portfolio of the AllianceBernstein Variable Products Series Fund, Inc. changed its investment objective. The new investment objective is to seek the long-term growth of capital.

This information supplements and supersedes the information contained in the Prospectus.

                                      * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.